Plan Description	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following description of the Virco Mfg. Corporation 401(k) Plan (the "Plan") provides only general information. Participants should refer to the Plan document for a more complete description of the Plan's provisions.

General

Virco Mfg. Corporation ("Virco" or the "Company") established the Plan on April 1, 1993 to comply with section 401(a) of the Internal Revenue Code (the “IRC”) as a profit sharing plan subject to the applicable provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan is designed to enable employees to save for retirement and defer payment of income taxes on the amount invested and earnings thereon. A Plan committee comprised of at least two persons appointed by the Company's Board of Directors administers the Plan.

The trustee, Reliance Trust Company ("Reliance Trust"), invests the Plan's assets at the direction of the participants and makes distributions to participants.

Eligibility

Employees of the Company excluding leased employees, non-resident aliens, certain part-time or seasonal employees, or employees covered by a collective bargaining agreement not expressly providing inclusion in the Plan, are eligible to participate in the Plan if they have attained at least 18 years of age and have completed two months of eligible service.

Contributions

Eligible employees may defer 1% to 75% of eligible compensation on a pre-tax basis, limited to $23,500 in 2025 as prescribed by the IRC. Participants who have attained age 50 to 59 before the end of the Plan year as well as those age 64 or older are eligible to make additional catch-up contributions of $7,500. Employees aged 60 to 63 are eligible to make additional catch-up contributions of $11,250.

The Company has discretionary employer match in the Virco Mfg. Corporation Stock Fund. At December 31, 2025, the Company match is limited to 100% of the first 3% and 50% of next 3% of the amount deferred by the employee. At December 31, 2024, the Company match was limited to 100% of the first 1% and 50% of next 5% of the amount deferred by the employee. The Company may also make additional employer contributions to the Plan at its sole discretion. Any contribution may be made in cash or in shares of Company common stock.

Participant Accounts

Participants can direct their account balances into a variety of investments offered by Reliance Trust, including shares of Virco Unitized Stock. The Virco Unitized Stock is a unitized investment which consists of Virco common stock and investment in a money market fund. Investment election changes may be made on a daily basis. Individual accounts are maintained for each of the Plan's participants to reflect the participant's contributions, the Company's contributions, if any, and an allocation of the Plan's earnings (losses) and expenses. The benefit to which a participant is currently entitled is the benefit that can be provided from the participant's vested account.
Payment of Benefits

Upon reaching retirement age, termination of service or death, a participant or beneficiary may elect to receive a lump-sum amount equal to the participant's vested account balance. Additionally, participants still employed by the Company who have reached 59 ½ years of age may take an in-service distribution from their elective deferrals made to the Plan. Participants eligible for distributions may elect that their vested balance be rolled over into another eligible retirement plan. Account balances less than $1,000 can be distributed in a single lump-sum cash payment to the participant or beneficiary; balances less than $7,000 but greater than $1,000 will automatically be rolled over to an IRA at the discretion of the Company.

Hardship Withdrawals

Upon certain conditions, participants, while still employed by the Company, are permitted to withdraw, in a single sum, a portion of the participant's vested value of his or her contribution and earnings as a result of an immediate and heavy financial need. These conditions include unreimbursed medical expenses, the purchase of the participant's principal residence, the payment of post-secondary education tuition, the payment of burial or funeral costs of immediate family members, the payment of natural disaster clean-up on the participant's principal residence or to prevent eviction or foreclosure from the participant's principal residence.

Vesting

A participant is immediately 100% vested in the value of his or her contributions and earnings thereon. Additionally, a participant is automatically 100% vested in the value of all employer contributions on the participant's 65th birthday, death, or if the participant becomes permanently disabled while still employed by the Company. However, if employment terminates before the age of 65 for a reason other than death or disability, the participant's vesting in the value of any matching or other Company contributions will be based upon the participant's years of vesting service and in accordance with the following schedule:

Years of Service	Vested Interest
Less than 2	0%
2	100%

The amount to which the participant is not vested is subject to forfeiture in accordance with the provisions of the Plan. Forfeitures may be used to pay administrative expenses or to reduce matching contributions. At December 31, 2025 and 2024, the amount of forfeitures used was approximately $24,000 and $44,000. At December 31, 2025 and 2024, forfeitures of $21 were available to offset future employer contributions or Plan expenses.

Voting Rights

All shares of Company common stock allocated to participant accounts are voted by Reliance Trust in accordance with the participant's instructions. Allocated shares not voted by participants are treated as "non-votes".

Notes Receivable from Participants

Participants may borrow the lesser of $50,000 or 50% of their vested account balance, subject to a $1,000 minimum and certain other restrictions. Loans are secured by the vested account balance of the participant. Loans are repayable through payroll deductions over periods ranging up to five years, unless the loan is used to acquire a principal residence, in which case the loan term may be extended to ten years. Participant loans, when initiated, bear interest at the prime rate as of the beginning of the quarter in which the loan was originated plus 1%. The interest rate on outstanding loans at December 31, 2025 ranged from 4.25% to 9.50% per annum, and loans mature through 2030.